INCOME TAXES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Components of Income Tax (Benefit) Expense

The reported income tax provision in the PBF Holding Condensed Consolidated Financial Statements of Operations consists of the following:

	Three Months Ended June 30,		Six Months Ended June 30,
(in millions)	2020	2019	2020	2019
Current income tax benefit	$—	$(0.1)	$—	$(0.1)
Deferred income tax (benefit) expense	(4.4)	1.9	9.8	(5.3)

Total income tax (benefit) expense	$(4.4)	$1.8	$9.8	$(5.4)

The reported income tax (benefit) expense in the PBF Holding Consolidated Statements of Operations consists of the following:

(in millions)	December 31, 2019	December 31, 2018	December 31, 2017
Current income tax expense	$0.5	$0.8	$1.7
Deferred income tax (benefit) expense	(8.8)	7.2	(12.5)

Total income tax (benefit) expense	$(8.3)	$8.0	$(10.8)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

A summary of the components of PBF Holding’s deferred tax assets and deferred tax liabilities consists of the following:

(in millions)	December 31, 2019	December 31, 2018
Deferred tax assets
Net operating loss carry forwards	$1.8	$—
Other	0.4	1.1

Total deferred tax assets	2.2	1.1
Valuation allowances	—	—

Total deferred tax assets, net	2.2	1.1

Deferred tax liabilities
Property, plant and equipment	17.3	15.8
Inventory	16.3	25.7

Total deferred tax liabilities	33.6	41.5

Net deferred tax liability	$(31.4)	$(40.4)